Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

11. Income Taxes

The Company accounts for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are calculated by applying existing tax laws and the rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

Brigham Resources, the Company’s predecessor, is a limited liability company that is not subject to U.S. federal income tax, but is subject to the Texas Margin Tax and state income taxes in Oklahoma, North Dakota, and Colorado. As part of the July 2018 restructuring, certain entities affiliated with Warburg Pincus contributed all of their respective interests in certain wholly owned “blocker” entities through which they held interests in Brigham Resources to Brigham Minerals in exchange for all of the outstanding shares of common stock of Brigham Minerals. On the date of the July 2018 restructuring, a corresponding “first day” tax charge of approximately $3.1 million was recorded to establish a net deferred tax liability for differences between the tax and book basis of the investment in Brigham Resources. The offset of the deferred tax liability was recorded to additional paid-in-capital.

Brigham Minerals is a corporation and is subject to U.S. federal income tax. In April 2019, Brigham Minerals completed the IPO of 16,675,000 shares of Class A common stock at a price to the public of $18.00 per share. The tax implications of the July 2018 restructuring, initial public IPO and the tax impact of the Company’s status as a taxable corporation subject to U.S. federal income tax have been reflected in the accompanying condensed consolidated and combined financial statements. On IPO date, a corresponding tax benefit of approximately $13.7 million was recorded associated with the differences between the tax and book basis of the investment in Brigham Resources, LLC. The offset of the deferred tax asset was recorded to additional paid-in capital.

The effective combined U.S. federal and state income tax rate for the nine months ended September 30, 2019 was 7.9%. During the three and nine months ended September 30, 2019, the Company recognized an income tax expense of $0.8 million and $1.1 million, respectively. During the three and nine months ended September 30, 2018, the income tax expense recognized was $0.4 million and $0.5 million, respectively. Total income tax expense for the three and nine months ended September 30, 2019 differed from amounts computed by applying the U.S. federal statutory tax rate of 21% due to the impact of the temporary equity, net income attributable to Predecessor, state taxes (net of the anticipated federal benefit), and percentage depletion in excess of basis.

12. Income Taxes

Brigham Minerals accounts for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are calculated by applying existing tax laws and the rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

Brigham Resources, Brigham Minerals’ predecessor, is a limited liability company that is not subject to U.S. federal income tax, but is subject to the Texas Margin Tax and state income taxes in Oklahoma, North Dakota, and Colorado. As part of the July 2018 restructuring, certain entities affiliated with Warburg Pincus LLC contributed all of their respective interests in certain wholly owned “blocker” entities through which they held interests in Brigham Resources to Brigham Minerals in exchange for all of the outstanding shares of common stock of Brigham Minerals. On the date of the July 2018 restructuring, a corresponding “first day” tax charge of approximately $3.1 million was recorded to establish a net deferred tax liability for differences between the tax and book basis of the investment in Brigham Resources. The offset of the deferred tax liability was recorded to additional paid-in-capital.

Brigham Minerals is a corporation and is subject to U.S. federal income tax. The tax implications of the corporate reorganization and the tax impact of Brigham Minerals’ status as a taxable corporation subject to U.S. federal income tax have been reflected in the accompanying consolidated and combined financial statements. The effective combined U.S. federal and state income tax rate of the period ended December 31, 2018 was 1.0%. Total income tax expense differed from the U.S. federal statutory tax rates due to state taxes.

During the year ended December 31, 2018, Brigham Minerals recorded current tax expense of $0.1 million and deferred tax expense of $0.2 million. During the year ended December 31, 2017, Brigham Minerals recorded current tax expense of $0.7 million and deferred tax expense of $0.3 million as indicated in the table below (in thousands):

	2018	2017
State Income Tax
Current (benefit)/expense	(23)	713
Deferred (benefit)/expense	(138)	295

Federal Income Tax
Current expense	114	—
Deferred expense	374	—

Totals:	327	1,008

Total current income taxes	91	713
Total deferred income taxes	236	295

Totals:	327	1,008

The following table reconciles the income tax provision with income tax expense at the federal statutory rate for the periods indicated (in thousands):

	2018	2017
Income before income taxes	33,142	116,620
Less: income before income taxes attributable to predecessor	30,805	116,620

Income before income taxes attributable to shareholders	2,337	—

Income tax at the federal statutory rate	491	—
State income taxes, net of federal benefit	(150)	1,008
Percentage depletion in excess of basis	(14)	—

Total income tax provision	327	1,008

Brigham Minerals had $3.7 million and $0.4 million recorded as deferred tax liability at December 31, 2018 and 2017, respectively. The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities were are follows (in thousands):

	2018	2017
Noncurrent:
Deferred tax assets:	—	—

Total noncurrent deferred tax assets:	—	—

Deferred tax liabilities:
Oil and gas properties	(208)	(391)
Investment in subsidiary	(3,476)	—

Total noncurrent deferred tax liabilities	(3,684)	(391)

Net noncurrent deferred tax liabilities	(3,684)	(391)